Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 313,842,188.00
Previously Paid Amount	30,937.13
Total Fee Amount	48,049.24
Total Offset Amount	0.00
Net Fee	$ 17,112.11